Cash generated by operating activities (Tables)	12 Months Ended
Jun. 30, 2024
Cash generated by operating activities
Schedule of cash generated by operating activities

		2024	2023	2022
for the year ended 30 June	Note	Rm	Rm	Rm
Cash flow from operations	27	57 162	56 587	67 674
(Increase)/decrease in working capital	24	(4 841)	8 050	(11 536)
		52 321	64 637	56 138